Cash Equivalents and Short-Term Investments (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Cost	$ 509,109,000	$ 282,683,000	$ 171,784,000
Gross unrealized gain	524,000	8,000	5,000
Gross unrealized loss		(5,000)	(13,000)
Fair Value	509,633,000	282,686,000	171,776,000
Other-than-temporary impairments on available-for-sale securities	0	0	0
Cash equivalents
Debt Securities, Available-for-sale [Line Items]
Fair Value	285,012,000	163,731,000	69,220,000
Short-term investments
Debt Securities, Available-for-sale [Line Items]
Fair Value	224,621,000	118,955,000
Money market funds
Debt Securities, Available-for-sale [Line Items]
Cost	179,031,000	136,258,000	38,354,000
Gross unrealized gain	0	0	0
Gross unrealized loss		0	0
Fair Value	179,031,000	136,258,000	38,354,000
U.S. treasury securities
Debt Securities, Available-for-sale [Line Items]
Cost	30,124,000	48,349,000	80,844,000
Gross unrealized gain	182,000	6,000	5,000
Gross unrealized loss		0	(5,000)
Fair Value	30,306,000	48,355,000	80,844,000
U.S. government agency obligations
Debt Securities, Available-for-sale [Line Items]
Cost	159,634,000	5,993,000	52,586,000
Gross unrealized gain	342,000	2,000	0
Gross unrealized loss		(5,000)	(8,000)
Fair Value	159,976,000	5,990,000	52,578,000
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Cost	140,320,000	77,082,000	0
Gross unrealized gain	0	0	0
Gross unrealized loss		0	0
Fair Value	140,320,000	77,082,000	0
Overnight repurchase agreements
Debt Securities, Available-for-sale [Line Items]
Cost	0	15,001,000	0
Gross unrealized gain	0	0	0
Gross unrealized loss		0	0
Fair Value	$ 0	$ 15,001,000	$ 0